Fair Value Quantitative and Qualitative Disclosures - Summary of Effect of Changing the Significant Unobservable Inputs (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt securities of financial trusts [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Favorable changes	$ 4,153	$ 51,396
Unfavorable changes	(3,673)	(39,714)
Debt securities of financial trusts provisional [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Favorable changes	795	3,397
Unfavorable changes	$ (776)	$ (3,290)